Changes in consolidation scope	6 Months Ended
Jun. 30, 2024
Scope Of Consolidation [Abstract]
Changes in consolidation scope	Changes in consolidation scope
On February 7, 2024, Euronav held a Special Meeting of Shareholders to approve the purchase of 100% of the shares of CMB.TECH NV for a total purchase price of USD 1.15 billion in cash (see Note 24). CMB.TECH is a diversified and future-proof maritime group. CMB.TECH builds, owns, operates and designs large marine and industrial applications that run on dual-fuel diesel-hydrogen and diesel-ammonia engines and monofuel hydrogen engines. CMB.TECH offers hydrogen and ammonia fuel that it either produces or sources from external produces to its customers. CMB.TECH is active throughout the full hydrogen value chain through three different divisions: Marine, H2 infra and H2 Industry. The Company assessed the accounting treatment of the acquisition and concluded that the transaction will be accounted for as a common control transaction. Therefore IFRS 3 has not been applied.
On April 16, 2024, Euronav NV (“Euronav”) and Anglo-Eastern Univan Group (“Anglo-Eastern”) concluded a
Heads of Agreement for the sale and purchase of Euronav Ship Management Hellas (“ESMH”), Euronav’s
ship management arm. Euronav and Anglo-Eastern intend to join forces through this sale, with the latter assuming ownership of ship management responsibilities for the vessels currently under ESMH on an “as is” basis. This transaction will provide Anglo-Eastern with a strong local presence in the Greek market while also greatly enhancing its footprint in large crude oil tankers. Post-integration, ESMH will become part of
Anglo-Eastern’s vast global network, offering the combined entity a wide range of growth opportunities in different regions and ship types. The transaction has been concluded on June 18, 2024 and ESMH has been deconsolidated from the Group as from that date. The Company realized a gain of USD19.7 million on this sale and has been recognized under other operating income (see Note 9).
Besides the transactions as described above, no new subsidiaries were established or acquired, nor were there any liquidations of subsidiaries.